Fair Value Accounting - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2015 gal	Jan. 31, 2015 gal	Dec. 31, 2014 USD ($)
Diesel Fuel Hedge [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gallons of diesel fuel to be acquired | gal						168,310
Cost incurred for entering into contracts			$ 0
Unrealized gains (losses) on contracts		$ 100,000		$ 100,000
Estimated fair values of fuel contracts	$ 100,000		100,000				$ 200,000
Level 2 [Member] | ABL Credit Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt fair value	77,000,000		77,000,000
Senior Notes [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt fair value	237,000,000		237,000,000				377,100,000
Senior Secured Term Loan Facility [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt fair value							$ 285,800,000
Less Than [Member] | Diesel Fuel Hedge [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains (losses) on contracts	$ 100,000		$ 100,000
Forecast [Member] | Diesel Fuel Hedge [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gallons of diesel fuel to be acquired | gal					168,360